GS Mortgage Securities Corp. ABS-15G

Exhibit 99.1 - Schedule 4

Loan Number	Account Number	Guidelines	Bank Statement Type	Bank Statement Indicator	Total Months of Bank statements	Bank Statement Income	Profit Loss Indicator	DSCR	DSCR Qualifying Income	DSCR Operating Expense	DSCR Guideline Comparison	DSCR Ratio Output	Qualifying Payment Considered	Subject Property Address	City	State	Zip	Lease In Place Flag	Actual In Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Income Document Detail	Expense Ratio (Only Bank Statement)	Percent of Business Ownership (Bank Statement loans)	Months P&L (Bank Statement Loans)	GSE Eligible Flag	Short Term Rental Flag	Default Interest
810000012	XXXXX	XXX						Yes	XXX	XXX		XXX		XXX	XXX	XXX	XXX	Yes	XXX	XXX	XXX					No	No	No
810000014	XXXXX	XXX	Business	Yes	XXX	100		No						XXX	XXX	XXX	XXX						50	XXX		No	No	No
810000016	XXXXX	XXX			XXX	0.00		No						XXX	XXX	XXX	XXX									No	No	No
810000018	XXXXX	XXX			XXX	0.00		No						XXX	XXX	XXX	XXX									No	No	No